Investments accounted for using the equity method - aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Net profit (loss)	€ 208	€ 240	€ 400
Other comprehensive loss	(20)	(103)	(119)
Aggregated individually immaterial associates
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/income from continuing operations	(2)	6	9
Net profit (loss)	(2)	6	9
Other comprehensive loss	0	(3)	(3)
Total Other comprehensive (loss)/income	(2)	3	6
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/income from continuing operations	(28)	27	192
Net profit (loss)	(28)	27	192
Other comprehensive loss	(19)	(91)	(105)
Total Other comprehensive (loss)/income	€ (47)	€ (64)	€ 87